Capital Management - Consolidated Capital (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Capital Management [Abstract]
Total equity	$ 52,960	$ 48,727
Exclude AOCI gain / (loss) on cash flow hedges	119	26
Total equity excluding AOCI on cash flow hedges	52,841	48,701
Post-tax CSM	20,826	18,503
Qualifying capital instruments	7,532	6,667
Consolidated capital	$ 81,199	$ 73,871